RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amount due from related parties

		As of December 31,
	Note	2019	2020

Beijing Infinities	(i)	$681	$726
Others		7	38
Amounts due from related parties - current		$688	$764

Oak Pacific Investment	(ii)	$91,758	$67,985
Beijing Infinities	(i)	40,000	—
Amounts due from related parties – non current		131,758	67,985
Total		$132,446	$68,749

Schedule of amount due to related parties

	As of December 31,
	2019	2020

Beijing Infinities	$681	$697
Others	93	—
Total	$774	$697

Schedule of transactions with related parties for amount due from related parties

	Years ended December 31,
	2019	2020
Interest accrued for Promissory note:
OPI	$7,904	$7,756

Promissory note principal received:
OPI	(10,027)	(31,529)

Amount accrued (received) from disposition of Renren SNS:
Beijing Infinities	(6,067)	(40,000)

Loan to a related party:
Beijing Zhenzhong	3,858	3,155

Amount received from loan to a related party:
Beijing Zhenzhong	(4,144)	(3,060)

Equity method Investment:
One Rent	(600)	—

Schedule of transactions with related parties for amount due to related parties

	Years ended December 31,
	2019	2020
Repayment of loan from related parties:
Beijing Infinities	$1,192	$29
OPI	27	—

Loan from a related party:
Beijing Infinities	(1,879)	(1)